Sundry provisions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 1,289,263	R$ 874,208
Additions, monetary adjustments and exchange variation	503,161	835,191
Write-offs through usage and payments	(415,477)	(420,136)
Ending balance	1,376,947	1,289,263
Recovery of environmental damage member
IfrsStatementLineItems [Line Items]
Beginning balance	1,035,426	602,490
Additions, monetary adjustments and exchange variation	299,241	576,086
Write-offs through usage and payments	(214,479)	(143,150)
Ending balance	1,120,188	1,035,426
Rebate member
IfrsStatementLineItems [Line Items]
Beginning balance	101,253	123,465
Additions, monetary adjustments and exchange variation	184,142	144,710
Write-offs through usage and payments	(158,641)	(166,922)
Ending balance	126,754	101,253
Other [member]
IfrsStatementLineItems [Line Items]
Beginning balance	152,584	148,253
Additions, monetary adjustments and exchange variation	19,777	114,395
Write-offs through usage and payments	(42,357)	(110,064)
Ending balance	R$ 130,005	R$ 152,584